SEGMENT INFORMATION AND DISAGGREGATION OF REVENUES (Details Narrative) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information And Disaggregation Of Revenues
Operating segments	2	2